Fair value of financial instruments - Reconciliation Assets (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Fair value of financial instruments
Financial assets at beginning of period	€ 16,493
Adoption of IFRS 9		€ (54)
Financial assets at end of period	13,035	16,493
Level 3 | Private Venture Funds
Fair value of financial instruments
Net gains/(losses) in income statement	(96)	63
At Fair Value-Assets | Level 3
Fair value of financial instruments
Financial assets at beginning of period	552	674
Net gains/(losses) in income statement	49	89
Net loss recorded in other comprehensive income		(89)
Purchases	119	89
Sales	(150)	(182)
Other movements	(4)	(29)
Adoption of IFRS 9		122
Financial assets balance restated		674
Financial assets at end of period	€ 688	€ 552